Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current FIscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
General Partner
Document and Entity Information
Entity Common Stock Shares Outstanding	1,415,757
Limited Partner
Document and Entity Information
Entity Common Stock Shares Outstanding	69,372,077